ACQUISITIONS AND BUSINESS COMBINATIONS (Tables)	12 Months Ended
Apr. 30, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF PROFORMA FINANCIAL INFORMATION
Revenues	$16,102,672
Net loss	$(53,069,215)

Basic and diluted earnings (loss) per share	$(13.79)